Summary of Significant Accounting Policies (Tables) - TEMPO AUTOMATION INC	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of billed receivables, unbilled receivables, and deferred revenue

	September 30,	December 31,
	2022	2021
Accounts receivable, net	$1,945	$2,918
Contract assets	990	1,219
Contract liabilities	2,086	175

	As of December 31,
	2021	2020
Accounts receivable, net	$2,918	$2,713
Contract assets	1,219	608
Contract liabilities	175	80

Schedule of cash, cash equivalents and restricted cash shown in the statement of cash flows

	September 30,	September 30,
	2022	2021
Cash and cash equivalents	$533	$23,524
Restricted cash	320	320
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$853	$23,844

	As of December 31,
	2021	2020
Cash and cash equivalents	$2,864	$17,340
Restricted cash	320	406
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$3,184	$17,746